Note 10 - Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Short-term Debt [Table Text Block]
(Dollar amounts in thousands)	2017	2016

Balance at year-end	$74,707	$68,359
Average balance outstanding	63,910	37,130
Maximum month-end balance	114,025	68,359
Weighted-average rate at year-end	1.36%	0.61%
Weighted-average rate during the year	1.18%	0.89%

Schedule of Repurchase Agreements [Table Text Block]
	Repurchase Agreements (Sweep) Accounted
	for as Secured Borrowings
(Dollar amounts in thousands)	Overnight and Continuous
	December 31, 2017	December 31, 2016
Repurchase agreements secured by:
Mortgage-backed securities in government sponsored entities	$2,040	$2,667
Tax-exempt obligations of states and political subdivisions	495	968
Gross amount of pledged collateral	2,535	3,635

Gross amount of recognized liabilities	$1,989	$2,129